STOCK-BASED COMPENSATION - Textual (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended								3 Months Ended	12 Months Ended
	Dec. 31, 2012 Stock Compensation Plan	Dec. 31, 2011 Stock Compensation Plan	Dec. 31, 2012 Restricted Stock Units (RSUs)	Dec. 31, 2011 Restricted Stock Units (RSUs)	Dec. 31, 2012 Restricted Stock Award	Dec. 31, 2011 Restricted Stock Award	Dec. 31, 2012 Restricted Stock Award Minimum	Dec. 31, 2012 Restricted Stock Award Maximum	Dec. 31, 2010 Stock Options	Dec. 31, 2012 Stock Options	Dec. 31, 2012 Management Equity Incentive Plan	Dec. 31, 2012 Management and Employees Management Equity Incentive Plan	Dec. 31, 2012 Director Management Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance, percentage												9.50%	0.50%
Common stock reserved for future issuance											2,200,000
Number of shares available											500,000
Period from effective date which stock are required to be allocated to employees											30 days
Common stock available for delivery pursuant to awards required to be allocated to employees, percentage required											35.00%
Shares of common stock available for delivery pursuant to awards that were to be allocated to directors, percent											5.00%
Participants who receives restricted stock units receives an equal amount of incentive restricted stock units, right to receive shares of common stock shares of common stock			0.35020								0.35020
Stock compensation expense	$ 2.5	$ 2.1	$ 0.7	$ 1.4	$ 1.8	$ 0.6				$ 0.1
Total stock compensation expense not yet recognized	3.5	5.0
Period in which unrecognized stock compensation expense will be realized	1 year 2 months 12 days		4 months 20 days
Award vesting period			3 years				3 years	4 years
Percentage of plan that vest in relation to time					60.00%
Percentage of plan that vests based on performance					40.00%
Number of shares related to plan modification					200,000
Shares granted in period			9,000	6,000	492,000	836,000			245,000	0
Options outstaning and exercisable, intrinsic value										$ 0